NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
NON-CONTROLLING INTERESTS [Abstract]
Summary of non-controlling interests
	December 31,
	2014	2015
Balance at the beginning of the year	19,096,248	76,649,577
2013 Acquired Company	(3,926,697)	(6,620,337)
Shenzhen JL	60,605,096	(40,387,073)
Nanjing Xici	748,440	(2,196,459)
Other	126,490	64,319
Carrying value at the end of the year	76,649,577	27,510,027